NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Nature Of Operations And Basis Of Presentation Details
Revenues
Net loss	$ (5,343,124)	$ (11,548,647)	$ (6,640,600)
Net loss per share – basic and diluted	$ (1.24)	$ (2.52)	$ (1.64)